Revenue - Additional Information (Detail) $ in Thousands	1 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2021 USD ($)	Apr. 30, 2021 USD ($) Month	May 31, 2019 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Fixed consideration of development agreement			$ 300
Variable consideration of development agreement			$ 300
Contract asset reversal amount	$ 300					$ 300
Upfront payment received		$ 3,000
Evaluation period of agreement | Month		24
Fixed upfront amount of transaction price		$ 3,000
Revenue from collaborative agreement				$ 400	$ 0	0	$ 200
Unbilled revenue	$ 0			0	0	0	200
Grant income				$ 250	$ 28	470	$ 172	$ 200
Customer A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Grant income						$ 2,000
Customer Concentration Risk [Member] | Customer A [Member] | Revenue Benchmark [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage				77.00%		84.30%
Customer Concentration Risk [Member] | Customer B [Member] | Revenue Benchmark [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage				23.00%	39.00%	15.70%	30.40%
Customer Concentration Risk [Member] | Customer C [Member] | Revenue Benchmark [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Concentration risk percentage					61.00%		69.60%